                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [ ]; Amendment Number:_______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Menno Insurance Service d/b/a MMA Capital Management
Address: 1110 North Main Street
         Goshen
         Indiana 46528

Form 13F File Number: 28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Howard L. Brenneman
Title: President
Phone: 219/533-9511

Signature, Place, and Date of Signing:

/s/ Howard L. Brenneman      Goshen, IN            2/7/01
[Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-____________          _____________________________
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            -0-

Form 13F Information Table Entry Total:   204,268,649

Form 13F Information Table Value Total:  $203,115,244
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     _______        28-______________                 ___________________

     [Repeat as necessary.]

                                      Title of                         Fair Market              Investment
Issuer                                 Class             Cusip            Value        Shares   Discretion    Voting    Authority
----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                              Common          001957109           1176174      68184      Sole        Sole       68184
Agilent Technologies Inc               Common          00846U101         911806.53      16654      Sole        Sole       16654
Air Products & Chemicals Inc           Common          009158106           1585675      38675      Sole        Sole       38675
Albertson's Inc                        Common          013104104         3861712.5     145725      Sole        Sole      145725
Allstate Corp                          Common          020002101        4651439.46     106775      Sole        Sole      106775
Altera Corporation                     Common          021441100        1006472.25      38250      Sole        Sole       38250
Alza Corp                              Common          022615108         5035187.5     118475      Sole        Sole      118475
American International Group           Common          026874107        3686256.35      37400      Sole        Sole       37400
Anadarko Petroleum Corp                Common          032511107           4909851      69075      Sole        Sole       69075
Applied Materials                      Common          038222105          670199.4      17550      Sole        Sole       17550
BP Amoco PLC                           Common          055622104        4351837.68      90900      Sole        Sole       90900
Bank of America Corp                   Common          060505104        2482755.06      54120      Sole        Sole       54120
Bank One Corp                          Common          06423A103         2915862.9      79614      Sole        Sole       79614
Biomet Inc                             Common          090613100           4013449     101125      Sole        Sole      101125
Bristol-Myers Squibb Co                Common          110122108        1949523.25      26367      Sole        Sole       26367
Broadwing Inc                          Common          111620100        3319861.86     145525      Sole        Sole      145525
Chubb Corp                             Common          171232101         4893737.5      56575      Sole        Sole       56575
Cisco Systems Inc                      Common          17275R102        4863296.25     127145      Sole        Sole      127145
Citigroup Inc                          Common          172967101        2203113.14      43145      Sole        Sole       43145
Dell Computer Corp                     Common          247025109            889338      51000      Sole        Sole       51000
Dollar General Corp                    Common          256669102        2337631.29     123848      Sole        Sole      123848
Duke-Weeks Realty Corp                 Common          264411505          361987.5      14700      Sole        Sole       14700
EMC Corp / Mass                        Common          268648102         2427582.5      36505      Sole        Sole       36505
Ensco International                    Common          26874Q100        2077843.05      61000      Sole        Sole       61000
El Paso Energy Corp Delaware           Common          283905107         3178359.4      44375      Sole        Sole       44375
Emerson Electric Co                    Common          291011104        3954442.37      50175      Sole        Sole       50175
Fastenal Company                       Common          311900104        2070159.39      37725      Sole        Sole       37725
Federal National Mortgage Assn         Common          313586109         6727462.5      77550      Sole        Sole       77550
----------------------------------------------------------------------------------------------------------------------------------

Tuesday, February 06, 2001                                           Page 1 of 3

                                      Title of                         Fair Market              Investment
Issuer                                 Class             Cusip            Value        Shares   Discretion    Voting    Authority
----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                    Common          316773100        2702193.75      45225      Sole        Sole       45225
First Data Corp                        Common          319963104         2411793.2      45775      Sole        Sole       45775
Gannett Co                             Common          364730101        1652250.63      26200      Sole        Sole       26200
Gillette Company                       Common          375766102        2248781.28      62250      Sole        Sole       62250
Hewlett Packard Co                     Common          428236103        3668409.68     116225      Sole        Sole      116225
Home Depot Inc                         Common          437076102          831156.1      18192      Sole        Sole       18192
Intel Corp                             Common          458140100        3924424.17     130540      Sole        Sole      130540
Ionics Inc                             Common          462218108         1762087.5      62100      Sole        Sole       62100
JDS Uniphase                           Common          46612J101          726413.4      17425      Sole        Sole       17425
Johnson & Johnson                      Common          478160104        3341528.88      31805      Sole        Sole       31805
Kimberly-Clark Corp                    Common          494368103         3799587.5      53750      Sole        Sole       53750
Lowe's Companies                       Common          548661107         2585672.5      58105      Sole        Sole       58105
Masco Corp                             Common          574599106           3220633     125375      Sole        Sole      125375
Merck & Co Inc                         Common          589331107        4184663.05      44696      Sole        Sole       44696
Microsoft Corp                         Common          594918104        3800734.65      87625      Sole        Sole       87625
Minnesota Mining & Mfg Co              Common          604059105           2719685      22570      Sole        Sole       22570
Newell Rubbermaid, Inc                 Common          651229106        2242808.75      98585      Sole        Sole       98585
Norfolk Southern Corp                  Common          655844108           1011788      76000      Sole        Sole       76000
Nortel Networks Corp                   Common          656568102        1625594.28      50700      Sole        Sole       50700
Pepsico Inc                            Common          713448108        6195375.15     125000      Sole        Sole      125000
Petroleum Geo-Services                 Common          716597109        2229927.52     167500      Sole        Sole      167500
Pfizer Inc                             Common          717081103           6258254     136049      Sole        Sole      136049
Pitney Bowes Inc                       Common          724479100        3653687.63     110300      Sole        Sole      110300
Procter & Gamble Co                    Common          742718109         4455278.4      56800      Sole        Sole       56800
Protective Life                        Common          743674103            483750      15000      Sole        Sole       15000
Qualcomm Inc                           Common          747525103          663668.1       8075      Sole        Sole        8075
R & B Falcon Corp                      Common          74912E101         3890284.8     169600      Sole        Sole      169600
SBC Communications Inc                 Common          78387G103           4001450      83800      Sole        Sole       83800
St Jude Medical Inc                    Common          790849103        4357490.15      70925      Sole        Sole       70925
Sara Lee Corp                          Common          803111103        2569903.87     104625      Sole        Sole      104625
----------------------------------------------------------------------------------------------------------------------------------

Tuesday, February 06, 2001                                           Page 2 of 3

                                      Title of                         Fair Market              Investment
Issuer                                 Class             Cusip            Value        Shares   Discretion    Voting    Authority
----------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta Inc                 Common          808655104          884085.6      27150      Sole        Sole       27150
Sigma Aldrich Corp                     Common          826552101           1454581      37000      Sole        Sole       37000
Sonoco Products                        Common          835495102         221959.13      10264      Sole        Sole       10264
Sun Microsystems Inc                   Common          866810104           1293400      46400      Sole        Sole       46400
Target Corp                            Common          87612E106         4168312.5     129250      Sole        Sole      129250
Tellabs, Inc                           Common          879664100         3981837.5      70475      Sole        Sole       70475
Texas Instruments Inc                  Common          882508104        2431521.88      51325      Sole        Sole       51325
Thomas & Betts Corp                    Common          884315102         1534622.4      94800      Sole        Sole       94800
Wabash National Corp                   Common          929566107        2111400.04     244800      Sole        Sole      244800
Wal Mart Stores                        Common          931142103            996625      18760      Sole        Sole       18760
Wells Fargo Company                    Common          949746101         5082922.2      91275      Sole        Sole       91275
Willamette Industries                  Common          969133107         3142499.1      66950      Sole        Sole       66950
Williams Companies Inc                 Common          969457100         4720671.6     118200      Sole        Sole      118200
WorldCom Inc                           Common          98157D106        1358514.14      96602      Sole        Sole       96602
Aggregate Total                                                        204268648.8    5238150
----------------------------------------------------------------------------------------------------------------------------------

Tuesday, February 06, 2001                                           Page 3 of 3

FMV OF ALL LISTED SECURITIES

SUM OF FAIR MARKET VALUE
------------------------
          203,115,243.66

















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Tuesday, February 06, 2001                                           Page 1 of 1